Financial instruments: valuation - Movement in Level 3 portfolios - Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement in level 3 liabilities
Liabilities at beginning of period	£ 236,157
Liabilities at end of period	167,807	£ 236,157
Level 3
Movement in level 3 liabilities
Liabilities at beginning of period	894
Liabilities at end of period	609	894
Leveraged finance loan	450
Level 3 | Other operating income and interest income
Movement in level 3 liabilities
Net gain (loss) on trading assets and liabilities recorded in income from trading activities		(194)
Level 3 | Income from trading activities
Movement in level 3 liabilities
Net gain (loss) on trading assets and liabilities recorded in income from trading activities	3
Recurring | Level 3
Movement in level 3 liabilities
Liabilities at beginning of period	894	1,317
Amounts recorded in the income statement	(90)	(67)
Level 3 transfers in	20	188
Level 3 transfers out	(168)	(368)
Purchases/Originations	305	127
Settlements/Other decreases	(28)	(59)
Sales	(321)	(245)
Foreign exchange and other adjustments	(3)	1
Liabilities at end of period	609	894
Recurring | Level 3 | Financial liabilities
Movement in level 3 liabilities
Amounts recorded in the income statement in respect of balances held at year end - unrealised	£ (90)	£ (68)